INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Current financial results available for the Operating Partnerships (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Rent	$ 2,125,074	$ 5,680,773
Interest and other	35,440	163,271
Operating Partnerships Revenues	2,160,514	5,844,044
Expenses
Interest	200,423	881,484
Depreciation and amortization	427,098	1,363,256
Operating expenses	872,426	1,981,590
Taxes and insurance	290,078	774,361
Repairs and maintenance	505,005	1,245,367
Other expenses	5,719	35,610
Operating Partnerships Total Expenses	2,300,749	6,281,668
NET INCOME (LOSS)	(140,235)	(437,624)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(167,240)	(703,186)
Net income (loss) allocated to other partners	27,005	265,562
Series 20
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 21
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 22
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 23
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 24
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 25
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 26
Revenue
Rent		0
Interest and other		0
Operating Partnerships Revenues		0
Expenses
Interest		0
Depreciation and amortization		0
Operating expenses		0
Taxes and insurance		0
Repairs and maintenance		0
Other expenses		0
Operating Partnerships Total Expenses		0
NET INCOME (LOSS)		0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.		0
Net income (loss) allocated to other partners		0
Series 27
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 28
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 29
Revenue
Rent	403,321	325,950
Operating Partnerships Revenues	403,321	325,950
Expenses
Interest	26,119	24,459
Depreciation and amortization	54,308	54,308
Operating expenses	260,066	239,746
Taxes and insurance	45,201	41,839
Repairs and maintenance	68,242	37,478
Operating Partnerships Total Expenses	453,936	397,830
NET INCOME (LOSS)	(50,615)	(71,880)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(50,109)	(71,162)
Net income (loss) allocated to other partners	(506)	(718)
Series 30
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 31
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 32
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 33
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 34
Revenue
Rent	626,759	594,061
Interest and other	23,948	35,907
Operating Partnerships Revenues	650,707	629,968
Expenses
Interest	83,862	85,903
Depreciation and amortization	88,429	86,577
Operating expenses	151,523	133,489
Taxes and insurance	101,842	94,837
Repairs and maintenance	197,528	139,969
Other expenses	0
Operating Partnerships Total Expenses	623,184	540,775
NET INCOME (LOSS)	27,523	89,193
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0
Net income (loss) allocated to other partners	27,523	89,193
Series 35
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 36
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 37
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 38
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 39
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 40
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 41
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 42
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 43
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series 44
Revenue
Rent	0	1,070,962
Interest and other	0	5,345
Operating Partnerships Revenues	0	1,076,307
Expenses
Interest	0	202,797
Depreciation and amortization	0	219,430
Operating expenses	0	276,153
Taxes and insurance	0	106,680
Repairs and maintenance	0	241,518
Other expenses	0	8,160
Operating Partnerships Total Expenses	0	1,054,738
NET INCOME (LOSS)	0	21,569
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0
Net income (loss) allocated to other partners	0	21,569
Series 45
Revenue
Rent	0	1,248,511
Interest and other	0	19,518
Operating Partnerships Revenues	0	1,268,029
Expenses
Interest	0	195,761
Depreciation and amortization	0	381,820
Operating expenses	0	418,070
Taxes and insurance	0	167,133
Repairs and maintenance	0	352,754
Other expenses	0	14,026
Operating Partnerships Total Expenses	0	1,529,564
NET INCOME (LOSS)	0	(261,535)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	(314,783)
Net income (loss) allocated to other partners	0	53,248
Series 46
Revenue
Rent	1,094,994	2,441,289
Interest and other	11,492	102,501
Operating Partnerships Revenues	1,106,486	2,543,790
Expenses
Interest	90,442	372,564
Depreciation and amortization	284,361	621,121
Operating expenses	460,837	914,132
Taxes and insurance	143,035	363,872
Repairs and maintenance	239,235	473,648
Other expenses	5,719	13,424
Operating Partnerships Total Expenses	1,223,629	2,758,761
NET INCOME (LOSS)	(117,143)	(214,971)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(117,131)	(317,241)
Net income (loss) allocated to other partners	$ (12)	$ 102,270